Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details 1
Income tax computed at statutory federal rate of 34%	$ 1,906	$ 1,555	$ 1,144
Tax exempt interest income	(466)	(437)	(483)
Tax exempt earnings on bank-owned life insurance	(152)	(121)	(122)
Nondeductible interest expense	13	16	25
Other items	42	47	90
Income tax expense	$ 1,343	$ 1,060	$ 654
Effective income tax rate	24.00%	23.00%	19.00%